DEBT (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Sep. 30, 2021	Oct. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Aug. 09, 2021
Short-Term Debt [Line Items]
Payments of fees and interest			$ 345	$ 0
Debt Facility | DNB Bank ASA
Short-Term Debt [Line Items]
Face amount					$ 35,000
Amount borrowed under debt facility agreement	$ 34,000
Principal payments		$ 34,000
Payments of fees and interest		$ 1,800
Interest rate					0.90%
Effective interest rate					0.90%